LONG-TERM BORROWINGS DUE TO RELATED PARTY	6 Months Ended
Dec. 31, 2020
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 14. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥8,226,599	¥7,825,695	$1,197,937
Less: current portion	(847,346)	(882,900)	(135,152)
Total long-term borrowings due to related party	¥7,379,253	¥6,942,795	$1,062,785

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2020 and December 31, 2020.

Interest expense for long-term borrowings due to related party was ¥389,926 and ¥355,908 ($54,481) for the six months ended December 31, 2019 and 2020, respectively.

The future maturities of long-term borrowings due to related party at December 31, 2020 are as follows:

Twelve months ending December 31,	RMB	U.S. Dollars
2021	¥882,900	$135,152
2022	933,170	142,847
2023	1,019,695	156,092
2024	1,114,243	170,565
2025	1,217,558	186,381
Thereafter	2,658,129	406,900
Total	¥7,825,695	$1,197,937